SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Locations

Revenues:

	Year ended December 31,			Three months ended March 31,
	2012	2013	2014	2014	2015
				Unaudited

United States	$26,178	$32,041	$60,761	$10,300	$16,434
Israel	2,999	3,383	4,234	881	1,038
United Kingdom	2,627	6,862	12,220	713	3,554
EMEA (*)	8,522	15,551	16,744	3,445	7,753
Other	6,882	8,320	9,040	2,056	4,136

	$47,208	$66,157	$102,999	$17,395	$32,915

Schedule of Long-lived Assets by Geographic Locations

long-lived assets:

	December 31,		March 31, 2015
	2013	2014
			Unaudited

United States	$184	$606	$631
Israel	939	1,336	1,465
United Kingdom	144	143	160
EMEA (*)	5	15	17
Other	—	48	48

	$1,272	$2,148	$2,321

(*)	Europe, the Middle East and Africa excluding United Kingdom and Israel